Performance Management - Nomura Ultrashort Fund - Nomura Ultrashort Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Ultrashort Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800-523-1918 or by visiting our website at nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 1.83%. During the periods illustrated in this bar chart, Institutional Class’s highest quarterly return was  2.85% for the quarter ended June 30, 2020, and its lowest quarterly return was -2.53% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	Lifetime (1/5/16–12/31/25)
Institutional Class return before taxes..........................................	4.46%	3.11%	2.36%
Institutional Class return after taxes on distributions................................	2.62%	1.77%	1.37%
Institutional Class return after taxes on distributions and sale of Fund shares..............	2.62%	1.80%	1.38%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%
ICE BofA US 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)..	4.28%	3.22%	2.32%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800-523-1918
Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 1.83%.
Bar Chart, Year to Date Return	1.83%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	2.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020